PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Pension Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Plan amendments	$ 0	$ 0	$ (15)
Total	430	435	478
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	129	114	136
Past service cost - Plan amendments	6	4	25
Past service cost - Curtailments	2
Past service cost - Curtailments		(26)	2
Cost of termination benefits			6
Net interest cost/(income) on net DB liability/(asset)	88	112	94
Total	225	204	263
United States | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	28	26	31
Past service cost - Plan amendments	(1)	0	25
Past service cost - Curtailments	2
Past service cost - Curtailments		0	0
Cost of termination benefits			0
Net interest cost/(income) on net DB liability/(asset)	26	35	28
Total	55	61	84
Canada | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	25	21	25
Past service cost - Plan amendments	3	0	0
Past service cost - Curtailments	0
Past service cost - Curtailments		0	2
Cost of termination benefits			0
Net interest cost/(income) on net DB liability/(asset)	13	19	14
Total	41	40	41
Brazil | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0	0	3
Past service cost - Plan amendments	0	2	0
Past service cost - Curtailments	0
Past service cost - Curtailments		(26)	0
Cost of termination benefits			0
Net interest cost/(income) on net DB liability/(asset)	5	4	5
Total	5	(20)	8
Europe | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	64	58	68
Past service cost - Plan amendments	4	2	0
Past service cost - Curtailments	0
Past service cost - Curtailments		0	0
Cost of termination benefits			6
Net interest cost/(income) on net DB liability/(asset)	21	32	27
Total	89	92	101
Other | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	12	9	9
Past service cost - Plan amendments	0	0	0
Past service cost - Curtailments	0
Past service cost - Curtailments		0	0
Cost of termination benefits			0
Net interest cost/(income) on net DB liability/(asset)	23	22	20
Total	$ 35	$ 31	$ 29